Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 14 — Income Taxes

Vinco Ventures, Inc. is taxed as a corporation and pays corporate federal, state and local taxes on income allocated to it from Fergco, Edison Nation Holdings, LLC, Edison Nation, LLC, Safe TV Shop, LLC, Everyday Edisons, LLC, Pirasta, LLC, Global Clean Solutions, LLC, TBD Safety, LLC and Honey Badger Media, LLC based upon Vinco Ventures, Inc.’s economic interest in those entities.

Edison Nation Holdings, LLC and its subsidiaries are disregarded limited liability corporation entities for income tax purposes. Accordingly, EN was not subject to income taxes prior to the acquisition on September 4, 2018 and the results of operations were not material therefore the tax provision related to the United States income is only for the post-acquisition period.

TBD Safety, LLC is a disregarded limited liability corporation entity for income tax purposes. Accordingly, TBD was not subject to income taxes prior to the acquisition on October 16, 2020 and the results of operations were not material therefore the tax provision related to the United States income is only for the post-acquisition period.

Global Clean Solutions, LLC and Honey Badger Media, LLC are disregarded limited liability corporation entities for income tax purposes. Global Clean Solutions, LLC and Honey Badger Media, LLC were newly formed entities in 2020 and therefore were not subject to income taxes prior to formation.

United States and foreign components of income before income taxes were as follows:

	For the Years Ended December 31,
	2020	2019
United States	$(6,287,903)	$(14,210,716)
Foreign	-	-
Income before income taxes	$(6,287,903)	$(14,210,716)

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 14 — Income Taxes — (Continued)

The tax effects of temporary differences that give rise to deferred tax assets or liabilities are presented below:

	For the Years Ended December 31,
	2020	2019
Deferred tax assets:
Stock-based compensation	$1,025,745	$987,747
Operating lease liabilities	32,653	158,430
Net operating loss carryforwards	3,567,490	2,324,863
Less: valuation allowance	(3,787,252)	(2,424,196)
Net deferred tax assets	$838,636	$1,046,844

Deferred tax liabilities:
Right of use assets	(32,137)	(153,741)
Goodwill and intangible assets	(724,395)	(811,000)
Property and equipment	$(82,103)	$(82,103)
Net deferred tax liabilities	$(838,636)	$(1,046,844)
Net deferred taxes	$-	$-

As of December 31, 2020 and 2019, the Company had $14,811,423 and $9,675,770 of federal net operating loss carryforwards and $12,911,504 and $7,532,274 of state net operating loss carryforwards for income tax purposes, respectively. In connection with the IPO the Company does not believe the ownership change resulted in the loss of past net operating loss carryforwards. The above net operating loss carryforwards may be subject to an annual limitation under Section 382 and 383 of the Internal Revenue Code of 1986, and similar state provisions if the Company experiences one or more ownership changes. The Company believes the goodwill acquired in the Edison Nation Holdings acquisition is deductible for tax purposes. The Company evaluates its ability to realize deferred tax assets on a quarterly basis and establishes a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset may not be realized. As of December 31, 2020 and 2019, the Company has recorded a net deferred tax asset of $2,948,616 and $1,377,352, respectively. However, these net deferred tax assets will only be utilized to the extent the Company generates sufficient taxable income. As of December 31, 2020 and 2019, the Company established a valuation allowance in the amount of $3,787,252 and $2,424,196, respectively, against the net deferred tax asset as it is not more likely than not that it is realizable based on current available evidence.

The income tax provision (benefit) consists of the following:

	For the Years Ended December 31,
	2020	2019
Current:
Federal	$-	$-
Foreign	-	-
State and local	19,197	(22,373)
Total current	$19,197	$(22,373)

Deferred:
Federal	$(1,166,562)	$(896,468)
Foreign	-	-
State and local	(196,494)	(333,141)
Less: valuation allowance	1,363,056	1,229,609
Total deferred	$-	$-
Income tax provision (benefit)	$19,197	$(22,373)

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 14 — Income Taxes — (Continued)

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Years Ended December 31,
	2020	2019
Tax at federal statutory rate	21.0%	21.0%
Effect of U.S. tax law change	0.0%	0.0%
U.S. income subject to valuation allowance	-20.9%	-14.6%
State and local income taxes	-0.3%	0.2%
Foreign income not subject to U.S. federal tax	0.0%	0.0%
Foreign tax	0.0%	0.0%
Nondeductible expenses	-0.1%	-6.5%
Other	0.0%	0.0%
Effective income tax rate	-0.3%	0.1%

The statutory federal income tax rate differs from the Company’s effective tax rate due to the valuation allowance related to deferred tax assets.